Related Parties and Related Commitments and Contingencies - Unis Venture (Details)	6 Months Ended		12 Months Ended
	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Accounts Receivable | Customer Concentration Risk | Unis Venture
Concentration Risk [Line Items]
Concentration risk, percentage	1.00%		4.00%
Unis Venture | Revenue from Contract with Customer | Product Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	1.00%	1.00%
Unis Venture | Revenue from Contract with Customer | Product Concentration Risk | The Flash Business of Western Digital Corporation [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			1.00%	2.00%	1.00%
Unis Venture | Accounts Receivable | Customer Concentration Risk | The Flash Business of Western Digital Corporation [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			4.00%	2.00%
SanDisk China [Member] | The Flash Business of Western Digital Corporation [Member]
Concentration Risk [Line Items]
Equity Method Investment, Ownership Percentage			20.00%